SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION PLAN [Abstract]
SHARE-BASED COMPENSATION PLAN
7.	SHARE-BASED COMPENSATION PLAN

In 2011, the Board of Directors decided to establish an incentive plan, and the Company has amended its 2011 Equity Incentive Plan (the “Plan”) in 2015, 2019 and 2022. 4,000,000 stock options were authorized under the Plan, as of December 31, 2023. The Stock Option plan was settled during 2024, and no option were authorized under the plan, as of December 31, 2024.
Stock Option Awards

In October 2022, 989,000 stock options granted in 2019 under the 2011 Equity Incentive Plan vested without any options being exercised as the strike price was above the share price at the vesting date. After the expiration in October 2022, these options became eligible for re-distribution, and the Company had a total of 1,000,000 stock options available for redistribution.
In November 2022, the 2011 Equity Incentive Plan was amended to reserve an additional 3,000,000 stock options for issuance to persons employed in the management of the Company and members of the Board of Directors. The Company granted 3,990,000 stock options with vesting over a period of two years and an exercise price of $3.60 per share, adjusted for dividends. The options are exercisable in a period of twelve months following the vesting date.

The Company used the Black-Scholes option pricing model to measure the grant date fair value of the options with the following assumptions applied to the model;
Assumptions
Volatility	69.0%
Dividend yield*	0.0%
Risk-free interest rate	4.54%
Weighted-average grant date fair value	$1.15

*Applied nil as the exercise price is adjusted for dividends

The expected volatility was based on historical volatility observed from historical company-specific data during the two years prior to the grant date. The compensation expense related to equity incentive awards was $1.8 million and $2.2 million for the years ended December 31, 2024 and December 31, 2023, respectively. During 2023, 135,000 stock options forfeited and a cost of $0.1 million was reversed. No stock options were forfeited during 2024 and as of November 1, 2024, upon expiration of the vesting period, there were 3,855,000 options outstanding. The Company decided to settle the outstanding stock options for a cash payment to the participants of $1.15 per option. The Company calculated the fair value of the stock option to be $0.93 as of the settlement and as such the settlement is $0.23 higher than the fair value. The Company recognized compensation cost of $0.89 million in November 2024, related to the settlement of the option.